Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Reconciliation of Operating Lease Commitments to Lease liabilities (Detail) - MXN ($)
$ in Thousands
	Jan. 01, 2019	Dec. 31, 2019
Statement [line items]
Operating lease commitments as of December 31, 2018	$ 137,949,821
Lease commitments not in scope of IFRS 16	(29,624,063)
Lease payments not included in the operating lease commitments as at 31 December 2018, resulting from differences between IAS 17 and IFRS 16 at implementation date	60,064,406
Short-term leases and leases of low-value assets	(5,498,423)
Effect of discounting	(43,504,081)
Lease liabilities	$ 119,387,660	$ 120,596,733